Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

6. Leases

The Company has an operating lease agreement for its facility and office space that commenced in October 2014, the initial terms of which expired in December 2019, and which is currently leased on a month-to-month basis. The Company also has a finance lease for office equipment that expires in 2020. The Company records rent expense related to the month-to-month lease in the period the payment is made. The Company issued an irrevocable standby letter of credit in the amount of $0.2 million in lieu of a cash security deposit. The letter of credit is fully secured by cash held at the bank in a restricted account.

The following table presents the Company’s ROU assets and lease liabilities (in thousands):

		December 31,
Lease Classification	Classification	2018	2019
Assets:
Operating	Current assets	$451	$—
Financing	Property and equipment	19	6

Total ROU assets		$470	$6

Liabilities:
Current:
Operating	Accrued expenses and other current liabilities	$505	$—
Financing	Accrued expenses and other current liabilities	10	9
Noncurrent:
Operating	Operating lease liability	—	—
Financing	Long-term debt	9	—

Total lease liabilities		$524	$9

As of December 31, 2019, the minimum lease payments of the Company’s lease liabilities are as follows (in thousands):

Finance Leases
Year Ending December 31:
2020	$9

Total lease payments	$9
Less: imputed interest	—

Total lease liabilities	$9

In September 2019, the Company entered into an operating lease agreement for its new facility and office space that will commence in April 2020 and expires in March 2027. This operating lease contains a free rent period and an escalation clause. The landlord provided the Company with a tenant improvement allowance of up to $2.0 million. The Company issued an irrevocable standby letter of credit in the amount of $0.6 million in lieu of a cash security deposit. The letter of credit is fully secured by cash held at the bank in a restricted account. The total future minimum lease payments associated with this operating lease agreement are approximately $8.8 million. Operating lease cost for the years ended December 31, 2018 and 2019 were $0.6 million each, respectively. Principal payments related to the Company’s finance lease for the year ended December 31, 2018 and 2019 were $8,000 and $9,000, respectively.

As of December 31, 2019, the weighted-average remaining lease term was 0.5 years and the weighted-average discount rate was 10.6% for the Company’s financing lease.

The following information represents supplemental disclosure for the statements of cash flows related to the Company’s lease (in thousands):

	Years Ended December 31,
	2018	2019
Supplemental Cash Flows Information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operating activities:
Operating leases	$464	$505
Financing leases	$1	$1
Cash used in financing activities:
Financing leases	$9	$9